Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of all secured term loan facilities and total deferred financing costs split between current and non-current
liabilities at December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Current Liability
Current portion of secured term loan facilities	$67,936	$89,056
Less: current portion of deferred financing costs	(2,274)	(2,341)

Current portion of secured term loan facilities, net of deferred financing costs	$65,662	$86,715

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$617,994	$577,427
Less: non-current portion of deferred financing costs	(4,183)	(3,553)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$613,811	$573,874

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Senior Secured Bond
Total Bond	$70,299	$69,961
Less deferred financing costs	(719)	(593)

Total Bond, net of deferred financing costs	$69,580	$69,368

2020 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior unsecured bond and total deferred financing costs as of December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Senior Unsecured Bond
Total Bond	$100,000	$100,000
Less deferred financing costs	(1,842)	(1,645)

Total Bond, net of deferred financing costs	$98,158	$98,355